Registration No. 33-40603
811-6310

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE
	SECURITIES ACT OF 1933	[X]

	Pre-Effective Amendment  No.	[   ]

	Post-Effective Amendment No. 22 	[X]

	REGISTRATION STATEMENT UNDER THE
	INVESTMENT COMPANY ACT OF 1940	[X]

	Amendment No. 25  	[X]

GREENWICH STREET SERIES FUND
(Exact name of Registrant as specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Offices) (Zip Code)

(203) 890-7026
Registrant's Telephone Number, including area code

Christina T. Sydor, 300 First Stamford Place, Stamford, Connecticut 06902 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph b of Rule 485 [XXX] on April 30, 2002 pursuant to paragraph b of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[XXX] This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part A

The Prospectus for Greenwich Street Series Fund (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 21 to the Fund's Registration Statement filed on February 6, 2002 (Accession No. 0000950130-02-000642).



PART B


The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No.21 to the Fund's Registration Statement filed on February 6, 2002 (Accession No. 0000950130-02-000642).

Part C

OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

This Registration Statement contains ten Portfolios of Greenwich Street Series Fund (the "Fund"). Numerous other versions of the Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed pursuant to Rule 497.

GREENWICH STREET SERIES FUND

PART C - OTHER INFORMATION

Item 23.		Exhibits


	All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and 811-6310).

(a)	(1)Registrant's Master Trust Agreement and Amendment Nos. 1 and 2 are
incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the SEC on December 1, 1993 ("Post-Effective Amendment No. 6").

(2)Registrant's Amendments No.3 and No. 4 to the Master Trust Agreement are incorporated by reference to Post-Effective Amendment No. 15 as filed with the SEC on December 24, 1998 ("Post-Effective Amendment No. 15").

(3) First Amended & Restated Master Trust Agreement dated October 14, 1998 ("First Amended & Restated Master Trust Agreement") is incorporated by reference to Post-Effective Amendment No. 19 as filed with the SEC on February 27, 2001 ("Post-Effective Amendment No. 19").

4)Registrant's Amendment No.1 dated April 12, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(5)Registrant's Amendment No.2 dated November 21, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21 as filed with the SEC on February 6, 2002 ("Post-Effective Amendment No. 21").

(6)Registrant's Amendment No.3 dated December 17, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21.

(b)		Registrant's by-laws are incorporated by reference to the
Registration Statement.

(c) 	Specimen certificates for shares of beneficial interest in the Money
Market Portfolio, Intermediate High Grade Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth and Income Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the SEC on July 10, 1991 ("Pre-Effective Amendment No. 1").

(d)   (1) 	Investment Advisory Agreement dated April 1, 1995 between the
Registrant and Travelers Investment Management Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the SEC on May 3, 1995 ("Post-Effective Amendment No. 10").

        (2)	Investment Advisory Agreements dated July 30, 1993 between the
Registrant and Greenwich Street Advisors relating to Money Market, Intermediate High Grade, Diversified Strategic Income, Equity Income and Growth and Income Portfolios and between the Registrant and Smith Barney
Shearson Asset Management
relating to Appreciation Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement as filed with the SEC on October 22, 1993 ("Post Effective Amendment No. 4").

    (3)	Investment Advisory Agreement with Smith Barney Shearson Asset
Management relating to Total Return Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

        (4)	Investment Advisory Agreement with Smith, Barney Advisers, Inc.
relating to International Equity Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

        (5)	Investment Advisory Agreement with American Capital Asset
Management, Inc. relating to Emerging Growth Portfolio, is incorporated by reference to Post-Effective Amendment No. 10.

        (6)	Form of Investment Advisory Agreement with
Greenwich Street Advisors
relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 ("Post-Effective Amendment No. 9").

        (7)	Form of Sub-Investment Advisory Agreement with Smith Barney Global
Capital Management Inc. relating to Diversified Strategic Income
Portfolio dated
March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9.

(8) Investment Advisory Agreement between the Registrant and SSB Citi Fund Management LLC relating to Emerging Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 19.

(9) Assignment and Assumption of Contract between Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc dated November 17, 2001 is incorporated by reference to Post-Effective Amendment No. 21.

(10) Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc relating to Salomon Brothers Variable A ll Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 21.

(e)   (1)	Distribution Agreement with Smith Barney Shearson Inc., dated July
30, 1993, is incorporated by reference to Post-Effective Amendment No. 4.

(2) Distribution Agreement with CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 15.

        (3)	Distribution Agreement between Registrant and Salomon Smith Barney
Inc.  dated June 5, 2000 is incorporated by reference to Post-Effective
Amendment No. 19.

	(4)	Distribution Agreement between Registrant and PFS Distributors Inc.
dated June 5, 2000 is incorporated by reference to Post-Effective Amendment No.
20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(f)	Not Applicable.

(g)	(1)	Form of Custody Agreement between the Registrant and PNC Bank,
National Association is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC on September 6, 1995 ("Post-Effective Amendment No. 11").

   	(2)	Form of Custody Agreement between the Registrant and The Chase
Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on April 29, 1997 ("Post-Effective Amendment No. 13").

(h)     (1)	Administration Agreements dated June 4, 1994 with Smith Barney
Mutual Funds Management Inc. relating to Money Market, Intermediate High Grade, Diversified Strategic Income, Equity Income, Equity Index, Growth and Income, Appreciation, Total Return, Emerging Growth and International Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 10.

         (2)Transfer Agency Agreement between the Registrant and The Shareholder
Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on March 1, 1994 ("Post-Effective Amendment No. 7").

(3)	Form of Transfer Agency Agreement between the Registrant and Citi
Fiduciary Trust Company is incorporated by reference to Post-Effective Amendment
No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(4)	Form of Sub-Transfer Agency Agreement between the Registrant and PFPC
Global Fund Services is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 ("Post-Effective Amendment No. 20").

(i)	Not applicable

(j)	Consent of Independent Accountants is to be filed by amendment.

(k)	Not Applicable.

(l)	Purchase Agreement is incorporated by reference to Pre-Effective Amendment
No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m)	Form of Distribution Plan pursuant to Rule 12b-1 for the Equity Index
Portfolio is incorporated by reference to Post-Effective Amendment No. 15

(n) 		Not applicable

(o)	Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment
No. 15.

(p) (1) Code of Ethics - North America
       (2) Code Of Ethics - London is incorporated by reference to Post-Effective Amendment No. 18 filed on April 25, 2000.

Item 24.	Persons Controlled by or under Common Control with Registrant

None

Item 25.			Indemnification

		The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

Item 26.	Business and Other Connections of Investment Adviser


(a)	Investment Adviser-Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC)

SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act
(the "Advisers Act")
(SEC File No. 801-8314).

(b).	Investment Adviser - - Smith Barney Global Capital Management, Inc.

Investment Adviser - - Smith Barney Global Capital Management, Inc. ("SBGCM") was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization
 Limited in the
United Kingdom.  SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 26 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

(c).	Investment Adviser - The Travelers Investment Management Company

Travelers Investment Management Company ("TIMCO"), is located at 100 First Stamford Place, Stamford, Connecticut 06902, and has been in the investment counseling business since 1976. TIMCO is a wholly owned subsidiary of Citigroup.

The list required by this Item 26 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by TIMCO pursuant to Advisers Act (SEC File No. 801-07212).

(d).	Investment Adviser - Salomon Brothers Asset Management Inc

Salomon Brothers Asset Management Inc ("SaBAM") was incorporated in 1987 under the laws of the State of Delaware SaBAM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup. SaBAM is registered as an investment adviser under the Investment Advisers Act of 1940.

The list required by this Item 26 of officers and directors of SaBAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SaBAM pursuant to the Advisers Act (SEC File No. 801-32046).


Item 27.		Principal Underwriters



(a) Salomon Smith Barney, Inc., ("Salomon Smith Barney"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series, Consulting Group Capital
Markets Funds, Smith Barney Adjustable Rate Government Income Fund,Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Funds, Inc., Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust, Smith Barney Managed
Governments Fund Inc., Smith Barney Managed Municipals Fund Inc.,Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc., Smith Barney
Small Cap Core Fund, Inc., Smith Barney Telecommunications
Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

(c)Not applicable.

Item 28.		Location of Accounts and Records

 (1)	Smith Barney Fund Management LLC
	333 West 34th Street
	New York, New York  10001
(Records relating to its function as Investment Adviser and Administrator)

(2)		Smith Barney Global Capital Management Inc.
	Cottons Centre
	Hays Lane
	London, U.K. W1V-9LA
(Records relating to its function as Sub- Investment Adviser)

(3)		Travelers Investment Management Company
	100 First Stamford Place
	Stamford, CT 069902
(Records relating to its function as Investment Adviser)

(4)	Salomon Brothers Asset Management Inc
	388 Greenwich Street
	New York, New York 10013
(Records relating to its function as Investment Adviser)


(5)		PFPC Trust Co.
		8800 Tinicum Blvd.
		Philadelphia, PA, 19153
	(Records relating to its function as Custodian)

(6)		Salomon Smith Barney Inc.
388 Greenwich Street
New York, New York 10013
(Records relating to its function as Distributor)

(7)		Chase Manhattan Bank
		4 Metrotech Center
		Brooklyn , NY 11245
		(Records relating to its function as Custodian)

(8) State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
(Records relating to its function as Custodian)

(9) Travelers Bank & Trust, fsb
125 Broad Street
New York, New York 10004
(Records relating to its function as Transfer Agent and Dividend Paying Agent)


(10)		PFPC Global Fund Services
	440 Computer Drive
	Westborough, Massachusetts 01581
(Records relating to its function as Sub-Transfer Agent )

Item 29.		Management Services

		There are no management related services contracts not discussed on
Part A or Part B.

Item 30.		Undertakings

		None


SIGNATURES




 	Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New
York, on the 4th day of April, 2002.




GREENWICH STREET SERIES FUND



By: /s/Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board



	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board and Chief Executive Officer


April 4, 2002
/s/Lewis E. Daidone
Lewis E. Daidone

Senior Vice President and Treasurer (Chief Financial and
Accounting Officer)


April 4, 2002
/s/Herber Barg*
Herbert Barg


Trustee

April 4, 2002
/s/Alfred J. Bianchetti*
Alfred J. Bianchetti


Trustee

April 4, 2002
/s/Dwight B. Crane*
Dwight B. Crane


Trustee

April 4, 2002
/s/Burt N. Dorsett*
Burt N. Dorsett


Trustee

April 4, 2002
/s/Elliot S. Jaffe*
Elliot S. Jaffe


Trustee

April 4, 2002
/s/Stephen E. Kaufman*
Stephen E. Kaufman


Trustee

April 4, 2002
/s/Joseph J. McCann*
Joseph J. McCann


Trustee

April 4, 2002
/s/Cornelius C. Rose, Jr.*
Cornelius C. Rose, Jr.

Trustee

April 4, 2002

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 23, 2001.


/s/ Heath B. McLendon
Heath B. McLendon

We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor, Lewis E. Daidone and Michael Kocur and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Registration Statements on behalf of the Greenwich Street Series Fund including any and all Amendments thereto and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


Signature:
Title:
Date:



Heath B. McLendon
Chairman of the
Board
(Chief Executive
Officer)
October 23, 2001


Lewis E. Daidone
Senior Vice President and
Treasurer (Chief Financial
and Accounting
Officer)
October 23, 2001



Herbert Barg
Trustee
October 23, 2001

Alfred J. Bianchetti
Trustee
October 23, 2001

Martin Brody
Trustee
October 23, 2001


Dwight B. Crane
Trustee
October 23, 2001

Burt N. Dorsett
Trustee
October 23, 2001

Elliot S. Jaffe
Trustee
October 23, 2001

Stephen E. Kaufman
Trustee
October 23, 2001

Joseph J. McCann
Trustee
October 23, 2001


Cornelius C. Rose,
Jr.
Trustee
October 23, 2001










628:EXHIBIT INDEX


Exhibit No.	Exhibit